LAZARD RETIREMENT SERIES

Prospectus

May 1, 2006

Lazard Retirement Equity Portfolio

Service Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Page

	1	Overview

Carefully review this important section for information on the Portfolio’s investment objectives, strategies, risks, past performance and fees.	3	Investment Objective, Strategies, Risk/Return and Expenses

	3	Lazard Retirement Equity Portfolio

Review this section for details on the people and organizations who oversee the Portfolio.	6	Fund Management

	6	Investment Manager

	6	Principal Portfolio Managers

	6	Biographical Information of Principal Portfolio Managers

	6	Administrator

	6	Distributor

	6	Custodian

Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.	7	Account Policies

	7	Buying Shares

	7	Market Timing/Excessive Trading

	8	Calculation of Net Asset Value

	9	Distribution and Servicing Arrangements

	9	Selling Shares

	9	Dividends, Distributions and Taxes

Review this section for recent financial information.	10	Financial Highlights

Where to learn more about the Portfolio.		Back Cover

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement Equity Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW

The Portfolio

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

Investment Philosophy

The Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends. The securities in which the Portfolio invests generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

	•	are undervalued relative to their earnings, cash flow or asset values

	•	have an attractive price/value relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

	•	are out of favor due to circumstances which are unlikely to harm the company’s franchise or earnings power

	•	have low projected price-to-earnings or price-to-cash flow multiples

The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager’s expectations.

Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are

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already undervalued.

Who May Want to Invest?	Consider investing in the Portfolio if you are:

	•	pursuing a long-term goal such as retirement

	•	looking to add an equity component to your investment portfolio

	•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

	•	pursuing a short-term goal or investing emergency reserves

	•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

	•	is not a bank deposit

	•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

	•	is not guaranteed to achieve its stated goals

2

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement
Equity Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500® Index (ranging from approximately $580 million to $371.63 billion as of March 31, 2006) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks	While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value.

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

3

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries.

Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31
for Service Shares

8.16%

(0.09)%

11.79%

3.38%

(7.47)%

1999

2000

2001

(16.25)%

24.01%

2002

2004

2003

2005

Best quarter:

6/30/03

12.75%

Worst quarter:

9/30/02

(16.43)%

Average Annual Total Returns
(for the periods ended December 31, 2005)

Retirement Equity Portfolio	Inception Date	Past Year	Past 5 Years	Since Inception

Service Shares	3/18/98	3.38%	2.12%	3.74%

S&P 500 Index		4.91%	0.54%	3.37%

4

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Annual Portfolio Operating Expenses

Management Fees	.75%

Distribution and Service (12b-1) Fees	.25%

Other Expenses	2.57%

Total Annual PortfolioOperating Expenses	3.57%

Fee Waiver and Expense Reimbursement*	2.32%

Net Expenses*	1.25%

*

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2006, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the average daily net assets of the Portfolio’s Service Shares.

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$879	$1,652	$3,683

5

FUND MANAGEMENT

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $77.6 billion as of December 31, 2005. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at an annual rate of 0.75% of the Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2005, the Investment Manager waived all of its management fees with respect to the Portfolio.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager, is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2005.

Principal Portfolio Managers

The Portfolio is managed on a team basis. J. Richard Tutino and Andrew D. Lacey have been primarily responsible for the day-to-day management of the assets of the Portfolio since May 2003. As Deputy Chairman, Mr. Lacey is ultimately responsible for overseeing U.S. investment strategies.

Biographical Information of Principal Portfolio Managers

Andrew D. Lacey. Mr. Lacey, a Deputy Chairman and Head of U.S. and Global Products of the Investment Manager, is a portfolio manager focusing on U.S. equity products, and also is a member of the global equity select, global ex-Australia, and global trend funds teams. He joined the Investment Manager in 1996, and has been working in the investment field since 1995.

J. Richard Tutino. Mr. Tutino, a Managing Director of the Investment Manager, is a portfolio manager focusing on U.S. equity products. Prior to joining the Investment Manager in 1997, Mr. Tutino was associated with Thorsell, Parker Partners and Dreman Value Management. He is a member of the New York Society of Security Analysts and a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

6

ACCOUNT POLICIES

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading

7

practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under “Account Policies—Market Timing/Excessive Trading” apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund’s ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners’ trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under “Account Policies—Market Timing/Excessive Trading.”

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

8

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

9

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Service Shares’ financial performance for the periods shown, and certain information reflects financial results for a single Portfolio Service Share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders. You may have the annual report and most recent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

	12/31/05	12/31/04	12/31/03	12/31/02		12/31/01

Net asset value, beginning of year	$10.74	$9.67	$7.85	$9.38		$10.20

Income (loss) from investment operations:
Net investment income	0.08	0.08	0.06	0.06		0.06
Net realized and unrealized gain (loss)	0.28	1.05	1.82	(1.58)		(0.82)

Total from investment operations	0.36	1.13	1.88	(1.52)		(0.76)

Less distributions from:
Net investment income	(0.08)	(0.06)	(0.06)	(0.01)		(0.06)

Total distributions	(0.08)	(0.06)	(0.06)	(0.01)		(0.06)

Net asset value, end of year	$11.02	$10.74	$9.67	$7.85		$9.38

Total Return (a)	3.38%	11.79%	24.01%	(16.25	) %	(7.47)%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$4,311	$4,883	$4,591	$3,750		$5,015
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.25%	1.25%		1.25%
Gross expenses	3.57%	3.58%	3.89%	3.74%		3.25%
Net investment income	0.59%	0.75%	0.73%	0.58%		0.63%
Portfolio turnover rate	75%	59%	56%	94%		141%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

10

For more information about the Portfolio, the following documents are available free upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the Commission, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the Commission’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

© 2006 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

LAZARD RETIREMENT SERIES

Prospectus

May 1, 2006

Lazard Retirement Small Cap Portfolio

Service Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Page

	1	Overview

Carefully review this important section for information on the Portfolio’s investment objectives, strategies, risks, past performance and fees.	3	Investment Objective, Strategies, Risk/Return and Expenses

	3	Lazard Retirement Small Cap Portfolio

Review this section for details on the people and organizations who oversee the Portfolio.	6	Fund Management

	6	Investment Manager

	6	Principal Portfolio Managers

	6	Biographical Information of Principal Portfolio Managers

	6	Administrator

	6	Distributor

	6	Custodian

Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.	7	Account Policies

	7	Buying Shares

	7	Market Timing/Excessive Trading

	8	Calculation of Net Asset Value

	9	Distribution and Servicing Arrangements

	9	Selling Shares

	9	Dividends, Distributions and Taxes

Review this section for recent financial information.	10	Financial Highlights

Where to learn more about the Portfolio.		Back Cover

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement Small Cap Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW

The Portfolio

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

Investment Philosophy

The Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends. The securities in which the Portfolio invests generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

	•	are undervalued relative to their earnings, cash flow or asset values

	•	have an attractive price/value relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

	•	are out of favor due to circumstances which are unlikely to harm the company’s franchise or earnings power

	•	have low projected price-to-earnings or price-to-cash flow multiples

The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager’s expectations.

1

Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.

Who May Want to Invest?	Consider investing in the Portfolio if you are:
	•	pursuing a long-term goal such as retirement

	•	looking to add an equity component to your investment portfolio

	•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

	•	pursuing a short-term goal or investing emergency reserves

	•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

	•	is not a bank deposit

	•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

	•	is not guaranteed to achieve its stated goals

2

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement
Small Cap Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $23 million to $5.4 billion as of March 31, 2006). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

• the potential to become a larger factor in the company’s business sector

• significant debt but high levels of free cash flow

• a relatively short corporate history with the expectation that the business may grow

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

3

The shares of smaller companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000® Index (which consists of the 3,000 largest U.S. companies by capitalization).

Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31
for Service Shares

Best quarter:

6/30/03

21.25%

Worst quarter:

9/30/02

(19.28)%

(3.22)%

5.13%

21.05%

18.63%

14.89%

1998

2000

2001

1999

(17.68)%

2002

37.22%

2004

2003

2005

3.99%

Average Annual Total Returns
(for the periods ended December 31, 2005)

Retirement Small Cap Portfolio	Inception Date	Past Year	Past 5 Years	Since Inception

Service Shares	11/4/97	3.99%	9.87%	8.49%

Russell 2000 Index		4.55%	8.22%	6.64%

4

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Annual Portfolio Operating Expenses	Service Shares

Management Fees	.75%

Distribution and Service (12b-1) Fees	.25%

Other Expenses	.22%

Total Annual Portfolio Operating Expenses	1.22%

Lazard Retirement Small Cap Portfolio	1 Year	3 Years	5 Years	10 Years

Service Shares	$124	$387	$670	$1,477

5

FUND MANAGEMENT

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $77.6 billion as of December 31, 2005. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund pays the Investment Manager an investment management fee at an annual rate of 0.75% of the Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager, is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2005.

Principal Portfolio Managers

The Portfolio is managed on a team basis. Patrick M. Mullin (since January 2001) and Andrew D. Lacey (since May 2003) are primarily responsible for the day-to-day management of the assets of the Portfolio. As Deputy Chairman, Mr. Lacey is ultimately responsible for overseeing U.S. investment strategies.

Biographical Information of Principal Portfolio Managers

Andrew D. Lacey. Mr. Lacey, a Deputy Chairman and Head of U.S. and Global Products of the Investment Manager, is a portfolio manager focusing on U.S. equity products, and also is a member of the global equity select, global ex-Australia, and global trend funds teams. He joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Patrick M. Mullin. Patrick Mullin, a Director of the Investment Manager, is a portfolio manager for the U.S. Small Cap team. Prior to joining the Investment Manager in 1998, he was with Target Capital Management and Dillon, Read & Co. Inc. Mr. Mullin began working in the investment field in 1992 and is a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

6

ACCOUNT POLICIES

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading

7

practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under “Account Policies—Market Timing/Excessive Trading” apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund’s ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners’ trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under “Account Policies—Market Timing/Excessive Trading.”

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

8

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

9

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Service Shares’ financial performance for the periods shown, and certain information reflects financial results for a single Portfolio Service Share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders. You may have the annual report and most recent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of year	$16.90	$14.71	$10.72	$13.08	$11.75

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	— (b)	— (b)	0.01	0.01
Net realized and unrealized gain (loss)	0.69	2.19	3.99	(2.32)	2.15

Total from investment operations	0.65	2.19	3.99	(2.31)	2.16

Less distributions from:
Net investment income	—	—	—	—	(0.01)
Net realized gains	(1.24)	—	—	(0.05)	(0.82)

Total distributions	(1.24)	—	—	(0.05)	(0.83)

Net asset value, end of year	$16.31	$16.90	$14.71	$10.72	$13.08

Total Return (a)	3.99%	14.89%	37.22%	(17.68)%	18.63%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$136,970	$110,982	$76,636	$47,453	$42,164
Ratios to average net assets:
Net expenses	1.22%	1.25%	1.25%	1.25%	1.25%
Gross expenses	1.22%	1.28%	1.37%	1.42%	1.67%
Net investment income (loss)	(0.26)%	(0.35)%	0.03%	(0.17)%	0.09%
Portfolio turnover rate	93%	98%	78%	108%	78%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(b)	Amount is less than $0.01 per share.

10

For more information about the Portfolio, the following documents are available free upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the Commission, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the Commission’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Independent Registered Public Accounting Firm
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

© 2006 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

LAZARD RETIREMENT SERIES

Prospectus

May 1, 2006

Lazard Retirement International Equity Portfolio

Service Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Page

Carefully review this important section for information on the Portfolio’s investment objectives, strategies, risks, past performance and fees. Review this section for details on the people and organizations who oversee the Portfolio. Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions. Review this section for recent financial information. Where to learn more about the Portfolio.	1	Overview

	3	Investment Objective, Strategies, Risk/Return and Expenses

	3	Lazard Retirement International Equity Portfolio

	6	Fund Management

	6	Investment Manager

	6	Principal Portfolio Managers

	6	Biographical Information of Principal Portfolio Managers

	7	Administrator

	7	Distributor

	7	Custodian

	8	Account Policies

	8	Buying Shares

	8	Market Timing/Excessive Trading

	9	Calculation of Net Asset Value

	10	Distribution and Servicing Arrangements

	10	Selling Shares

	10	Dividends, Distributions and Taxes

	11	Financial Highlights

Back Cover

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement International Equity Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW

The Portfolio

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

Investment Philosophy

The Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends. The securities in which the Portfolio invests generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

	•	are undervalued relative to their earnings, cash flow or asset values

	•	have an attractive price/value relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

	•	are out of favor due to circumstances which are unlikely to harm the company’s franchise or earnings power

	•	have low projected price-to-earnings or price-to-cash flow multiples

The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager’s expectations.

1

Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.

Who May Want to Invest?	Consider investing in the Portfolio if you are:

	•	pursuing a long-term goal such as retirement

	•	looking to add an equity component to your investment portfolio

	•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

	•	pursuing a short-term goal or investing emergency reserves

	•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

	•	is not a bank deposit

	•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

	•	is not guaranteed to achieve its stated goals

2

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement
International Equity Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia and Far East (EAFE®) Index (ranging from approximately $236 million to $222.45 billion as of December 31, 2005) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may invest up to 10% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

3

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States.

Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31
for Service Shares

Best quarter:

6/30/03

15.42%

Worst quarter:

9/30/02

(17.43)%

21.41%

14.98%

(9.62)%

(24.06)%

1999

2000

2001

(10.71)%

28.52%

2002

2004

2003

2005

10.65%

Average Annual Total Returns
(for the periods ended December 31, 2005)

Retirement International Equity Portfolio	Inception Date	Past Year	Past 5 Years	Since Inception

Service Shares	9/1/98	10.65%	2.09%	4.35%

MSCI EAFE Index		13.54%	4.55%	6.55%

4

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Annual Portfolio
Operating Expenses

Management Fees	.75%

Distribution and Service (12b-1) Fees	.25%

Other Expenses	.21%

Total Annual Portfolio Operating Expenses	1.21%

	1 Year	3 Years	5 Years	10 Years

Service Shares	$123	$384	$665	$1,466

5

FUND MANAGEMENT

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $77.6 billion as of December 31, 2005. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at an annual rate of 0.75% of the Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager, is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2005.

Principal Portfolio Managers

The Portfolio is managed on a team basis. Michael A. Bennett (since May 2003), Michael G. Fry (since November 2005) and John R. Reinsberg are primarily responsible for the day-to-day management of the assets of the Portfolio. As Deputy Chairman, Mr. Reinsberg is ultimately responsible for overseeing global and international investment strategies.

Biographical Information of Principal Portfolio Managers

Michael A. Bennett. Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager on the International Equity, International Equity Select, European Equity Select and Global Equity teams. Prior to joining the Investment Manager in 1992, Mr. Bennett was an international equity analyst with General Electric Investment Corporation and worked at Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987 and is a Certified Public Accountant.

Michael G. Fry. Mr. Fry joined the Investment Manager in 2005 and also is a Managing Director and portfolio manager within Lazard Asset Management Limited in London. Prior to that time, Mr. Fry held several positions at UBS Global Asset Management, including lead portfolio manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

John R. Reinsberg. Mr. Reinsberg, a Deputy Chairman and Head of International and Global Products of the Investment Manager, is responsible for international and global products. He also oversees the day-to-day operations of the Investment Manager’s international equity investment team. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

6

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

7

ACCOUNT POLICIES

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading

8

practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under “Account Policies—Market Timing/Excessive Trading” apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund’s ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners’ trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under “Account Policies—Market Timing/Excessive Trading.”

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

9

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Service Shares’ financial performance for the periods shown, and certain information reflects financial results for a single Portfolio Service Share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders. You may have the annual report and most recent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of year	$11.88	$10.39	$8.11	$9.09	$12.01

Income (loss) from investment operations:
Net investment income	0.15	0.09	0.04	0.05	0.01
Net realized and unrealized gain (loss)	1.08	1.46	2.27	(1.02)	(2.90)

Total from investment operations	1.23	1.55	2.31	(0.97)	(2.89)

Less distributions from:
Net investment income	(0.11)	(0.06)	(0.03)	(0.01)	— (b)
Net realized gains	(0.17)	—	—	—	(0.03)

Total distributions	(0.28)	(0.06)	(0.03)	(0.01)	(0.03)

Net asset value, end of year	$12.83	$11.88	$10.39	$8.11	$9.09

Total Return (a)	10.65%	14.98%	28.52%	(10.71)%	(24.06)%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$266,437	$206,625	$130,443	$48,913	$32,311
Ratios to average net assets:
Net expenses	1.21%	1.25%	1.25%	1.25%	1.25%
Gross expenses	1.21%	1.29%	1.40%	1.65%	1.94%
Net investment income	1.45%	1.05%	1.25%	0.98%	0.50%
Portfolio turnover rate	54%	53%	38%	49%	58%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(b)	Amount is less than $0.01 per share.

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For more information about the Portfolio, the following documents are available free upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the Commission, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the Commission’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

© 2006 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

LAZARD RETIREMENT SERIES

Prospectus

May 1, 2006

Lazard Retirement Emerging Markets Portfolio

Service Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Page

	1	Overview

Carefully review this important section for information on the Portfolio’s investment objectives, strategies, risks, past performance and fees.	3	Investment Objective, Strategies, Risk/Return and Expenses

	3	Lazard Retirement Emerging Markets Portfolio

Review this section for details on the people and organizations who oversee the Portfolio.	6	Fund Management

	6	Investment Manager

	6	Principal Portfolio Managers

	6	Biographical Information of Principal Portfolio Managers

	7	Administrator

	7	Distributor

	7	Custodian

Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.	8	Account Policies

	8	Buying Shares

	8	Market Timing/Excessive Trading

	9	Calculation of Net Asset Value

	10	Distribution and Servicing Arrangements

	10	Selling Shares

	10	Dividends, Distributions and Taxes

Review this section for recent financial information.	11	Financial Highlights

Where to learn more about the Portfolio.		Back Cover

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement Emerging Markets Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW

The Portfolio

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

Investment Philosophy

The Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends. The securities in which the Portfolio invests generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

	•	are undervalued relative to their earnings, cash flow or asset values

	•	have an attractive price/value relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

	•	are out of favor due to circumstances which are unlikely to harm the company’s franchise or earnings power

	•	have low projected price-to-earnings or price-to-cash flow multiples

The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager’s expectations.

Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.

Who May Want to Invest?	Consider investing in the Portfolio if you are:

	•	pursuing a long-term goal such as retirement

	•	looking to add an equity component to your investment portfolio

	•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

	•	pursuing a short-term goal or investing emergency reserves

	•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

	•	is not a bank deposit

	•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

	•	is not guaranteed to achieve its stated goals

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES

Lazard Retirement
Emerging Markets Portfolio

Investment Objective	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long- term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the MSCI EM Index, an unmanaged index of emerging markets securities in countries open to non-local investors.

Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31
for Service Shares

Best quarter:

6/30/03

29.16%

Worst quarter:

9/30/02

(22.58)%

(22.85)%

52.09%

(28.07)%

(5.07)%

1998

200

0

2001

1999

(1.50)%

52.94%

30.59%

2002

2004

2003

2005

40.78%

Average Annual Total Returns
(for the periods ended December 31, 2005)

Retirement Emerging Markets Portfolio	Inception Date	Past Year	Past 5 Years	Since Inception

Service Shares	11/4/97	40.78%	21.33%	9.61%

MSCI EM Index		34.00%	19.09%	8.43%

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Annual Portfolio Operating Expenses

Management Fees	1.00%

Distribution and Service (12b-1) Fees	.25%

Other Expenses	.70%

Total Annual Portfolio Operating Expenses	1.95%

Fee Waiver and Expense Reimbursement*	.35%

Net Expenses*	1.60%

*

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2006, to the extent Total Annual Portfolio Operating Expenses exceed 1.60% of the average daily net assets of the Portfolio’s Service Shares.

	1 Year	3 Years	5 Years	10 Years

Service Shares	$163	$578	$1,020	$2,247

FUND MANAGEMENT

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $77.6 billion as of December 31, 2005. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at an annual rate of 1.00% of the Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2005, the Investment Manager waived a portion of its management fees with respect to the Portfolio, which resulted in the Portfolio paying the Investment Manager a management fee at the effective annual rate of 0.65% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager, is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2005.

Principal Portfolio Managers

The Portfolio is managed on a team basis. James M. Donald (since November 2001) and John R. Reinsberg are primarily responsible for the day-to-day management of the assets of the Portfolio. As Deputy Chairman, Mr. Reinsberg is ultimately responsible for overseeing global and international investment strategies.

Biographical Information of Principal Portfolio Managers

James M. Donald. James Donald, a Managing Director and Head of the Emerging Markets Group of the Investment Manager, is a portfolio manager and analyst. Prior to joining the Investment Manager in 1996, Mr. Donald worked at Mercury Asset Management where he served on the international equity team from 1985 to 1992 and on the emerging markets team from 1992 to 1996. Mr. Donald is a CFA Charterholder.

John R. Reinsberg. Mr. Reinsberg, a Deputy Chairman and Head of International and Global Products of the Investment Manager, is responsible for international and global products. He also oversees the day-to-day operations of the Investment Manager’s international equity investment team. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under “Account Policies—Market Timing/Excessive Trading” apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund’s ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners’ trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under “Account Policies—Market Timing/Excessive Trading.”

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Service Shares’ financial performance for the periods shown, and certain information reflects financial results for a single Portfolio Service Share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders. You may have the annual report and most recent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of year	$13.91	$10.73	$7.02	$7.17	$7.59

Income (loss) from investment operations:
Net investment income	0.13	0.05	0.10	0.05	0.03
Net realized and unrealized gain (loss)	5.41	3.21	3.61	(0.16)	(0.42)

Total from investment operations	5.54	3.26	3.71	(0.11)	(0.39)

Less distributions from:
Net investment income	(0.05)	(0.08)	—(b )	(0.04)	(0.03)
Net realized gains	(0.59)	—	—	—	—

Total distributions	(0.64)	(0.08)	—	(0.04)	(0.03)

Net asset value, end of year	$18.81	$13.91	$10.73	$7.02	$7.17

Total Return (a)	40.78%	30.59%	52.94%	(1.50)%	(5.07)%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$82,812	$31,710	$15,937	$7,965	$4,907
Ratios to average net assets:
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses	1.95%	2.36%	2.96%	3.92%	4.21%
Net investment income	1.39%	1.13%	1.69%	0.95%	0.52%
Portfolio turnover rate	51%	43%	41%	53%	63%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(b)	Amount is less than $0.01 per share.

For more information about the Portfolio, the following documents are available free upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc. 30 Rockefeller Plaza New York, New York 10112-6300 Telephone: (800) 887-4929 http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the Commission, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the Commission’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

© 2006 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC